Reserves - Schedule of Reserves (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Reserves [Line Items]
Reserves	RM 3,280,388	$ 779,264	RM 3,280,388
CL Technologies (International) Sdn Bhd [Member]
Schedule of Reserves [Line Items]
Reserves	2,263,143	537,615	2,263,143
Sagtec Group Sdn Bhd [Member]
Schedule of Reserves [Line Items]
Reserves	RM 1,017,245	$ 241,649	RM 1,017,245